ORGANIZATION - Principal subsidiaries and consolidated variable interest entities (Details)	Dec. 31, 2015
Queen's Road Travel Information
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	100.00%
WFOE
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	100.00%
WFOE's subsidiary
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	100.00%
VIE
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	0.00%
Jiaxinhaoyuan
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	0.00%
Jinduyuanyou
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	0.00%
Qingdao
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	0.00%
Zhongchengtai
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	0.00%
Tianjin Travel Agency
Company's subsidiaries and its Affiliated PRC Entities
Percentage of direct ownership by the Company	0.00%